Warrant Liability (Tables)	12 Months Ended
Dec. 31, 2015
Warrant Liability [Abstract]
Summary of assumptions used in connection with the valuation of warrants issued

	Initial Measurement June 25, 2013	December 31, 2013	December 31, 2014	Exercised During 2015	December 31, 2015

Number of shares underlying the warrants	5,416,851	5,309,438	4,723,357	1,686,429	3,036,925
Exercise price	$1.65	$1.65	$0.61	$0.61	$0.51
Volatility	140%	135%	128%	117-119%	98%
Risk-free interest rate	1.49%	1.75%	1.38%	.81-1.06%	1.19%
Expected dividend yield	0	0	0	0	0
Expected warrant life (years)	5.0	4.5	3.5	3.01-3.33	2.48
Stock price	$0.96	$1.80	$0.98	$1.69-$2.22	$1.13

Summary of fair value measurements using significant unobservable inputs (Level 3)
	December 31, 2014	Decrease from Warrants Exercised in 2015	Increase in Fair Value	December 31, 2015
Warrant liability	$3,789,562	$(2,557,331)	$1,201,870	$2,434,101